Lease Liabilities - Schedule Right-of-use Asset (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
Right-of-use asset	$ 38,506	$ 60,125	$ 68,516
Current lease liability	23,883	22,000
Long-term lease liability	$ 14,624	$ 39,185